Disposal of the Discontinued Operations of the Nfid Business (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Purchase price	$ 60,000
Promissory note amount	$ 60,000
Maturity date	Oct. 01, 2023
Bearing interest rate percentage	8.00%
Non-current amount of note receivable	$ 60,000
Assets of discontinued operations	$ 0	$ 33,484